Fair Value Measurements	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9
Fair Value Measurements
The tables below show the fair value hierarchy for assets and liabilities measured at fair value on a recurring and nonrecurring basis at December 31, 2023 and 2022.
Marketable Securities
The company calculates fair value for its marketable securities based on quoted market prices for identical assets. The fair values reflect the cash that would have been received if the instruments were sold at December 31, 2023.
Derivatives

The company records most of its derivative instruments – other than any commodity derivative contracts that are accounted for as normal purchase and normal sale – on the Consolidated Balance Sheet at fair value, with the offsetting amount to the Consolidated Statement of Income. The company designates certain derivative instruments as cash flow hedges that, if applicable, are reflected in the table below. Derivatives classified as Level 1 include futures, swaps and options contracts valued using quoted prices from active markets such as the New York Mercantile Exchange. Derivatives classified as Level 2 include swaps, options and forward contracts, the fair values of which are obtained from third-party broker quotes, industry pricing services and exchanges. The company obtains multiple sources of pricing information for the Level 2 instruments. Since this pricing information is generated from observable market data, it has historically been very consistent. The company does not materially adjust this information.
Properties, Plant and Equipment
In 2023, the company impaired a portion of its U.S. upstream assets, primarily in California, due to continuing regulatory challenges in the state that have resulted in lower anticipated future investment levels in its business plans. The company did not have any individually material impairments of long-lived assets measured at fair value on a nonrecurring basis to report in 2022.
Investments and Advances
The company did not have any material impairments of investments and advances measured at fair value on a nonrecurring basis to report in 2023 or 2022.
Assets and Liabilities Measured at Fair Value on a Recurring Basis

	At December 31, 2023				At December 31, 2022
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Marketable securities	$45	$45	$—	$—	$223	$223	$—	$—
Derivatives - not designated	152	24	128	—	184	111	73	—
Derivatives - designated	7	7	—	—	—	—	—	—
Total assets at fair value	$204	$76	$128	$—	$407	$334	$73	$—
Derivatives - not designated	262	160	102	—	43	33	10	—
Derivatives - designated	—	—	—	—	15	15	—	—
Total liabilities at fair value	$262	$160	$102	$—	$58	$48	$10	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

	At December 31					At December 31
	Total	Level 1	Level 2	Level 3	Before-Tax Loss Year 2023	Total	Level 1	Level 2	Level 3	Before-Tax Loss Year 2022
Properties, plant and equipment, net (held and used)	$484	$—	$—	$484	$2,175	$54	$—	$—	$54	$518

Properties, plant and equipment, net (held for sale)	—	—	—	—	5	—	—	—	—	432

Investments and advances	207	5	165	37	352	33	2	—	31	9
Total nonrecurring assets at fair value	$691	$5	$165	$521	$2,532	$87	$2	$—	$85	$959
At
year-end
2023, the company had assets measured at fair value Level 3 using unobservable inputs of $521. The carrying value of these assets were written down to fair value based on estimates derived from discounted cash flow models. Cash flows were determined using estimates of future production, an outlook of future price based on published prices and a discount rate believed to be consistent with those used by principal market participants.
Assets and Liabilities Not Required to Be Measured at Fair Value
The company holds cash equivalents in U.S. and
non-U.S.
portfolios. The instruments classified as cash equivalents are primarily bank time deposits with maturities of 90 days or less and money market funds. “Cash and cash equivalents” had carrying/fair values of $8,178 and $17,678 at December 31, 2023, and December 31, 2022, respectively. The fair values of cash and cash equivalents are classified as Level 1 and reflect the cash that would have been received if the instruments were settled at December 31, 2023.
“Cash and cash equivalents” do not include investments with a carrying/fair value of $1,097 and $1,443 at December 31, 2023, and December 31, 2022, respectively. At December 31, 2023, these investments are classified as Level 1 and include restricted funds related to certain upstream decommissioning activities, a financing program and tax payments.
Long-term debt, excluding finance lease liabilities, of $14,612 and $16,258 at December 31, 2023, and December 31, 2022, respectively, had estimated fair values of $13,709 and $14,959, respectively. Long-term debt primarily includes corporate issued bonds. The fair value of corporate bonds is $13,321 and classified as Level 1. The fair value of other long-term debt classified as Level 2 is $388.
The carrying values of other short-term financial assets and liabilities on the Consolidated Balance Sheet approximate their fair values. Fair value remeasurements of other financial instruments at December 31, 2023 and 2022, were not material.